Equity - Summary of Share Capital (Detail) - shares	Jun. 30, 2026	Dec. 31, 2025
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	70,204,506	65,210,590
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	70,204,506	65,210,590